Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical)	Mar. 31, 2023 $ / shares
Broad Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Common stock subject to possible redemption price per share	$ 0.0625